Related party transactions	12 Months Ended
Sep. 30, 2025
Related party transactions
Related party transactions

11.Related party transactions

Key management personnel compensation

Key management personnel are those having authority and responsibility for planning, directing and controlling the activities of DEFSEC directly or indirectly, including any of Company’s directors (executive and non-executive).

Key management personnel compensation comprised the following:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023
Wages and benefits	$1,984,172	$907,288	$505,026
Consulting fees	540,000	397,500	628,264
Directors compensation	250,000	228,387	130,000
Share-based compensation	74,394	126,314	167,027
Total	$2,848,566	$1,659,489	$1,430,317

The consulting fees relate to compensation to our Chairman, via his private corporation, DEFSEC Corp.

Following September 30, 2024, the Board of Directors approved special bonuses for the Named Executive Officers totalling $616,750, in recognition of three major achievements completed in November 2024. This bonus was paid in fiscal 2025. As at September 30, 2025, the Company has $722,500 of accrued bonuses under the board of directors approved annual incentive plan. This amount was subsequently approved by the board of directors and paid out in December 2025. Both the 2024 special bonus and 2025 annual bonus are included in the table above within the wages and benefits and consulting fees.

At September 30, 2025, there was $791,946 (2024 - $471,465) outstanding in accounts payable and accrued liabilities due to Company’s officers and directors for unpaid wages, accrued bonuses, accrued vacation, and expense reimbursements.

On November 11, 2024, The Company issued 119,047 Common Shares at a deemed price per Common Share of $0.84 per share, representing a 20% discount on the closing price of the Shares on the TSXV for settlement for reimbursement of business expenses incurred while representing the Company in an aggregate amount of $100,000 owed to a company controlled by Mr. David Luxton, Chairman of the Company.